Schedule of Convertible Notes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Beginning balance	$ 26,065
Ending balance	2,751,633	$ 26,065
Original Securities [Member]
Short-Term Debt [Line Items]
Beginning balance
Convertible notes issued - new securities		1,174,945
Issuance costs		(105,745)
Debt discount		(964,153)
Debt accretion		90,611
Debt extinguishment		(195,658)
New Securities [Member]
Short-Term Debt [Line Items]
Beginning balance	26,065
Convertible notes issued - new securities	7,315,138	7,456,039
Issuance costs	(535,717)	(671,044)
Debt discount	(6,479,421)	(6,784,995)
Debt accretion	2,763,749	26,065
Debt extinguishment	(338,181)
Ending balance	$ 2,751,633	$ 26,065